Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2018
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2018	2017	2016
	€M	€M	€M
Current tax liabilities
Corporation tax provision	36.0	2.9	20.9
Total current tax liabilities	36.0	2.9	20.9
Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	395.2	473.1	385.5
Total deferred tax liabilities	395.2	473.1	385.5
Total deferred tax liabilities (net)	395.2	473.1	385.5
Total tax liabilities (net)	431.2	476.0	406.4

	At March 31,
	2018	2017	2016
	€M	€M	€M
Reconciliation of current tax
At beginning of year	2.9	20.9	(0.8)
Corporation tax charge in year	152.0	143.6	149.2
Tax paid	(118.9)	(161.6)	(127.5)
At end of year	36.0	2.9	20.9

	At March 31,
	2018	2017	2016
	€M	€M	€M
Reconciliation of deferred tax
At beginning of year	473.1	385.5	462.3
New temporary differences on property, plant and equipment, derivatives, pensions and other items	(77.9)	87.6	(76.8)
At end of year	395.2	473.1	385.5

Summary of components of the tax expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Corporation tax charge in year	152.0	143.6	149.2
Deferred tax charge relating to origination and reversal of temporary differences	9.1	10.8	13.6
	161.1	154.4	162.8

Summary of reconciliation of the statutory rate of Irish corporation tax

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	%	%	%
Statutory rate of Irish corporation tax	12.5	12.5	12.5
Adjustments for earnings taxed at lower rates	(2.9)	(2.2)	(0.1)
Other differences	0.4	0.2	(0.8)
Total effective rate of taxation	10.0	10.5	11.6

Summary of deferred tax applicable to items charged or credited to other comprehensive income

	At March 31,
	2018	2017	2016
	€M	€M	€M
Defined benefit pension obligations	—	—	(0.1)
Derivative financial instruments	(87.0)	76.6	(90.2)
Total tax charge in other comprehensive income	(87.0)	76.6	(90.3)

Summary of principal components of deferred tax

	At March 31,
	2018	2017	2016
	€M	€M	€M
Arising on capital allowances and other temporary differences	444.7	435.6	424.6
Arising on derivatives	(48.9)	38.1	(38.5)
Arising on pension	(0.6)	(0.6)	(0.6)
Total	395.2	473.1	385.5